                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

            AMENDMENT TO CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-499
                                   ------------


                         RIVERSOURCE INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------
Date of reporting period:    5/31
                         --------------

Annual Report

                                                          RIVERSOURCE [LOGO](SM)
                                                                 INVESTMENTS
RIVERSOURCE(SM)
INCOME BUILDER SERIES

--------------------------------------------------------------------------------

    ANNUAL REPORT FOR THE
    PERIOD ENDED MAY 31, 2006

--------------------------------------------------------------------------------

> THIS ANNUAL REPORT DESCRIBES THREE FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. THE OBJECTIVE OF EACH FUND IS A HIGH LEVEL OF CURRENT INCOME AND GROWTH OF CAPITAL.

    RiverSource(SM) Income Builder Basic Income Fund

    RiverSource(SM) Income Builder Moderate Income Fund

    RiverSource(SM) Income Builder Enhanced Income Fund

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshots ...........................................................    2

Portfolio Allocation .....................................................    2

Investment Changes

   RiverSource Income Builder Basic Income Fund ..........................    4

   RiverSource Income Builder Moderate Income Fund .......................    5

   RiverSource Income Builder Enhanced Income Fund .......................    6

Performance Summaries ....................................................    7

Questions & Answers with Portfolio Management ............................    9

Investments in Affiliated Funds ..........................................   12

Financial Statements .....................................................   15

Notes to Financial Statements ............................................   19

Report of Independent Registered Public Accounting Firm ..................   31

Federal Income Tax Information ...........................................   32

Fund Expenses Example ....................................................   34

Board Members and Officers ...............................................   38

Approval of Investment Management Services Agreement .....................   40


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RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 1
--------------------------------------------------------------------------------

FUND SNAPSHOTS AT MAY 31, 2006

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT                                                          <
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS                                 SINCE      YEARS IN INDUSTRY
Dimitris Bertsimas, Ph.D.                           2/06             13
Colin Lundgren, CFA                                 2/06             17
Erol Sonderegger, CFA                               2/06             11

--------------------------------------------------------------------------------
INCEPTION DATES                                                               <
--------------------------------------------------------------------------------

A: 2/16/06       B: 2/16/06       C: 2/16/06       Y: 2/16/06

--------------------------------------------------------------------------------
TICKER SYMBOLS                                                                <
--------------------------------------------------------------------------------

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

A: RBBAX         B: --            C: --            Y: --

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

A: RSMAX         B: --            C: --            Y: --

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

A: RSBAX         B: --            C: --            Y: --

--------------------------------------------------------------------------------
FUND OBJECTIVE                                                                <
--------------------------------------------------------------------------------

For investors seeking a high level of current income and growth of capital.

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
Total net assets ..............................................   $24.7 million
Number of holdings ............................................              12

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
Total net assets ..............................................   $68.9 million
Number of holdings ............................................              12

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
Total net assets ..............................................   $61.3 million
Number of holdings ............................................              12

--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND                                  <
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FIXED INCOME FUNDS
Floating Rate                                             9.9%
Global Bond                                               8.2%
High Yield                                               10.9%
Inflation Protected Securities                            9.1%
International                                             8.0%
Investment Grade                                         12.2%
EQUITY FUNDS
Dividend Income                                          23.5%
International                                             1.1%
Real Estate                                               1.8%
U.S. Small Cap                                            0.9%
CASH EQUIVALENTS
Money Market                                             14.4%

TOP FIVE HOLDINGS
Percentage of portfolio assets at May 31, 2006

--------------------------------------------------------------
RiverSource Dividend Opportunity Fund                    23.5%
--------------------------------------------------------------
RiverSource Cash Management Fund                         14.4
--------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund                11.3
--------------------------------------------------------------
RiverSource High Yield Bond Fund                         10.9
--------------------------------------------------------------
RiverSource Floating Rate Fund                            9.9
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds.

"Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

The Income Builder funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. See the Fund's prospectus for specific risks that may be associated with the underlying funds.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


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2 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FUND SNAPSHOTS

--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND                               <
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FIXED INCOME FUNDS
Floating Rate                                            16.0%
Global Bond                                               3.0%
High Yield                                               13.5%
Inflation Protected Securities                            5.2%
International                                            15.7%
Investment Grade                                          4.2%
EQUITY FUNDS
Dividend Income                                          26.5%
International                                             3.2%
Real Estate                                               4.3%
U.S. Small Cap                                            1.3%
CASH EQUIVALENTS
Money Market                                              7.1%

TOP FIVE HOLDINGS
Percentage of portfolio assets at May 31, 2006

--------------------------------------------------------------
RiverSource Dividend Opportunity Fund                    26.5%
--------------------------------------------------------------
RiverSource Floating Rate Fund                           16.0
--------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                   15.7
--------------------------------------------------------------
RiverSource High Yield Bond Fund                         13.5
--------------------------------------------------------------
RiverSource Cash Management Fund                          7.1
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND                               <
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION
Percentage of portfolio assets at May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FIXED INCOME FUNDS
Floating Rate                                            19.7%
Global Bond                                               4.2%
High Yield                                               20.1%
Inflation Protected Securities                            3.1%
International                                            17.2%
Investment Grade                                          4.4%
EQUITY FUNDS
Dividend Income                                          17.8%
International                                             2.6%
Real Estate                                               4.4%
U.S. Small Cap                                            1.2%
CASH EQUIVALENTS
Money Market                                              5.3%

TOP FIVE HOLDINGS
Percentage of portfolio assets at May 31, 2006

--------------------------------------------------------------
RiverSource High Yield Bond Fund                         20.1%
--------------------------------------------------------------
RiverSource Floating Rate Fund                           19.7
--------------------------------------------------------------
RiverSource Dividend Opportunity Fund                    17.8
--------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                   17.2
--------------------------------------------------------------
RiverSource Cash Management Fund                          5.3
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."


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RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 3
--------------------------------------------------------------------------------

INVESTMENT CHANGES

--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND                                  <
--------------------------------------------------------------------------------

Fund holdings at May 31, 2006                                     % OF FUND'S
                                                                PORTFOLIO ASSETS
                                                                ----------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------
   RiverSource Floating Rate Fund                                       9.9%
--------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------
   RiverSource Global Bond Fund                                         8.2%
--------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------
   RiverSource High Yield Bond Fund                                    10.9%
--------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES FUNDS
--------------------------------------------------------------------------------
   RiverSource Inflation Protected Securities Fund                      9.1%
--------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
   RiverSource Emerging Markets Bond Fund                               8.0%
--------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
--------------------------------------------------------------------------------
   RiverSource Diversified Bond Fund                                    0.9%
--------------------------------------------------------------------------------
   RiverSource U.S. Government Mortgage Fund                           11.3%
--------------------------------------------------------------------------------
                                                                       12.2%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------
   RiverSource Real Estate Fund                                         1.8%
--------------------------------------------------------------------------------
   RiverSource Disciplined Small Cap Value Fund                         0.9%
--------------------------------------------------------------------------------
                                                                        2.7%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------
   RiverSource Disciplined International Equity Fund                    1.1%
--------------------------------------------------------------------------------
SECTOR FUNDS
--------------------------------------------------------------------------------
   RiverSource Dividend Opportunity Fund                               23.5%
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   RiverSource Cash Management Fund                                    14.4%
--------------------------------------------------------------------------------
                                                                      100.0%
--------------------------------------------------------------------------------


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4 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENT CHANGES

--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND                               <
--------------------------------------------------------------------------------

Fund holdings at May 31, 2006                                     % OF FUND'S
                                                                PORTFOLIO ASSETS
                                                                ----------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------
   RiverSource Floating Rate Fund                                      16.0%
--------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------
   RiverSource Global Bond Fund                                         3.0%
--------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------
   RiverSource High Yield Bond Fund                                    13.5%
--------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES FUNDS
--------------------------------------------------------------------------------
   RiverSource Inflation Protected Securities Fund                      5.2%
--------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
   RiverSource Emerging Markets Bond Fund                              15.7%
--------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
--------------------------------------------------------------------------------
   RiverSource Diversified Bond Fund                                    1.4%
--------------------------------------------------------------------------------
   RiverSource U.S. Government Mortgage Fund                            2.8%
--------------------------------------------------------------------------------
                                                                        4.2%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------
   RiverSource Real Estate Fund                                         4.3%
--------------------------------------------------------------------------------
   RiverSource Disciplined Small Cap Value Fund                         1.3%
--------------------------------------------------------------------------------
                                                                        5.6%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------
   RiverSource Disciplined International Equity Fund                    3.2%
--------------------------------------------------------------------------------
SECTOR FUNDS
--------------------------------------------------------------------------------
   RiverSource Dividend Opportunity Fund                               26.5%
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   RiverSource Cash Management Fund                                     7.1%
--------------------------------------------------------------------------------
                                                                      100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 5
--------------------------------------------------------------------------------

INVESTMENT CHANGES

--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND                               <
--------------------------------------------------------------------------------

Fund holdings at May 31, 2006                                     % OF FUND'S
                                                                PORTFOLIO ASSETS
                                                                ----------------
FLOATING RATE FUNDS
--------------------------------------------------------------------------------
   RiverSource Floating Rate Fund                                      19.7%
--------------------------------------------------------------------------------
GLOBAL BOND FUNDS
--------------------------------------------------------------------------------
   RiverSource Global Bond Fund                                         4.2%
--------------------------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
--------------------------------------------------------------------------------
   RiverSource High Yield Bond Fund                                    20.1%
--------------------------------------------------------------------------------
INFLATION PROTECTED SECURITIES FUNDS
--------------------------------------------------------------------------------
   RiverSource Inflation Protected Securities Fund                      3.1%
--------------------------------------------------------------------------------
INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
   RiverSource Emerging Markets Bond Fund                              17.2%
--------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
Includes government, corporate, mortgage and agency securities
--------------------------------------------------------------------------------
   RiverSource Diversified Bond Fund                                    2.0%
--------------------------------------------------------------------------------
   RiverSource U.S. Government Mortgage Fund                            2.4%
--------------------------------------------------------------------------------
                                                                        4.4%
--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
--------------------------------------------------------------------------------
   RiverSource Real Estate Fund                                         4.4%
--------------------------------------------------------------------------------
   RiverSource Disciplined Small Cap Value Fund                         1.2%
--------------------------------------------------------------------------------
                                                                        5.6%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------
   RiverSource Disciplined International Equity Fund                    2.6%
--------------------------------------------------------------------------------
SECTOR FUNDS
--------------------------------------------------------------------------------
   RiverSource Dividend Opportunity Fund                               17.8%
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   RiverSource Cash Management Fund                                     5.3%
--------------------------------------------------------------------------------
                                                                      100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

--------------------------------------------------------------------------------
                           RIVERSOURCE INCOME BUILDER
                                BASIC INCOME FUND
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                        For the period ended May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Income Builder Basic Income Fund Class A (excluding sales charge) (since 2/16/06)      +0.31%

Lehman Brothers Aggregate Bond Index (unmanaged) (since 3/1/06)                                    -1.27%

Russell 3000(R) Value Index (unmanaged) (since 3/1/06)                                             +1.26%

Citigroup 3-Month U.S. Treasury Bill Index (unmanaged) (since 3/1/06)                              +1.14%

Blended Index (since 3/1/06)                                                                       -0.38%

--------------------------------------------------------------------------------
                           RIVERSOURCE INCOME BUILDER
                              MODERATE INCOME FUND
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                       For the period ended May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Income Builder Moderate Income Fund Class A (excluding sales charge) (since 2/16/06)   +0.17%

Lehman Brothers Aggregate Bond Index (unmanaged) (since 3/1/06)                                    -1.27%

Russell 3000(R) Value Index (unmanaged) (since 3/1/06)                                             +1.26%

Citigroup 3-Month U.S. Treasury Bill Index (unmanaged) (since 3/1/06)                              +1.14%

Blended Index (since 3/1/06)                                                                       -0.50%

--------------------------------------------------------------------------------
                           RIVERSOURCE INCOME BUILDER
                              ENHANCED INCOME FUND
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON
                        For the period ended May 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource Income Builder Enhanced Income Fund Class A (excluding sales charge) (since 2/16/06)   +0.15%

Lehman Brothers Aggregate Bond Index (unmanaged) (since 3/1/06)                                    -1.27%

Russell 3000(R) Value Index (unmanaged) (since 3/1/06)                                             +1.26%

Citigroup 3-Month U.S. Treasury Bill Index (unmanaged) (since 3/1/06)                              +1.14%

Blended Index (since 3/1/06)                                                                       -0.56%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting www.riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown.

The performance of other classes may vary from that shown because the indices do not reflect the effects of sales charges, expenses and taxes.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The Russell 3000(R) Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

The Income Builder Basic Income Fund's Blended Index consists of 65% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Income Builder Moderate Income Fund's Blended Index consists of 70% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Income Builder Enhanced Income Fund's Blended Index consists of 72.5% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions and other fees.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 7
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS                                                      <
--------------------------------------------------------------------------------

                                                      CLASS A              CLASS B                   CLASS C           CLASS Y
(INCEPTION DATES)                                    (2/16/06)            (2/16/06)                 (2/16/06)         (2/16/06)
                                                  NAV(1)   POP(2)   NAV(1)   AFTER CDSC(3)   NAV(1)   AFTER CDSC(4)     NAV(5)
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
AT MAY 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
   Since inception*                               +0.31%   -4.45%   +0.07%          -4.89%   +0.23%          -0.77%      +0.43%
-------------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
   Since inception*                               +0.58%   -4.19%   +0.28%          -4.68%   +0.33%          -0.66%      +0.61%
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
AT MAY 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
   Since inception*                               +0.17%   -4.59%   -0.05%          -5.00%   +0.05%          -0.94%      +0.18%
-------------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
   Since inception*                               +0.56%   -4.22%   +0.28%          -4.68%   +0.48%          -0.51%      +0.67%
-------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
AT MAY 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
   Since inception*                               +0.15%   -4.61%   +0.02%          -4.93%   +0.02%          -0.97%      +0.27%
-------------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2006
-------------------------------------------------------------------------------------------------------------------------------
   Since inception*                               +0.46%   -4.31%   +0.17%          -4.78%   +0.28%          -0.71%      +0.49%
-------------------------------------------------------------------------------------------------------------------------------

(1)   Excluding sales charge.

(2)   Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)   1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

*     Not annualized


--------------------------------------------------------------------------------
8 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                            WITH PORTFOLIO MANAGEMENT

Below, Portfolio Managers Dimitris Bertsimas, Colin Lundgren and Erol Sonderegger discuss the initial positioning and target allocations for each RiverSource Income Builder Series fund during the funds' inaugural fiscal period. The three funds began operations on Feb. 16, 2006.

Q: How did each RiverSource Income Builder Series fund perform since its inception?

A: The three Income Builder Series funds generated positive total returns during a period that proved difficult for most bond funds. Primary factors contributing to losses in the bond markets included rising interest rates and wide-spread inflation concerns, which sparked a global increase in risk aversion among investors.

                  RIVERSOURCE INCOME BUILDER SERIES OBJECTIVES

                            [INTERSECTING CIRCLES]

                            Maximize potential yield

                          Help protect purchasing power

                              INCOME BUILDER SERIES

                             Minimize downside risk

      All Fund returns listed below are for Class A shares (excluding sales charge) for the period. Fund returns are from the Fund's inception though May 31, 2006. RiverSource Income Builder Basic Income Fund had a total return of 0.31%, RiverSource Income Builder Moderate Income Fund returned 0.17% and RiverSource Income Builder Enhanced Income Fund returned 0.15%. In a challenging bond fund environment like that we have experienced since the Funds' inception, we would expect the most conservatively positioned Fund (i.e., Income Builder Basic Income Fund) to outperform the other two portfolios. While this will certainly happen from time to time, we expect Income Builder Enhanced Income Fund to deliver the highest returns.

      The Funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, declined 1.27%. The Funds' domestic equity benchmark, the Russell 3000 Value Index, increased 1.26%, while the cash benchmark, the Citigroup 3-month U.S. Treasury Bill Index returned 1.14%. Index returns are from Feb. 28, 2006 though May 31, 2006.

Q: How is performance of each RiverSource Income Builder Series fund measured?

A: In addition to each Fund comparing its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Value Index, each fund has a blended index as described below:

      RIVERSOURCE INCOME BUILDER BASIC INCOME FUND --
      65% Lehman Brothers Aggregate Bond Index,
      25% Russell 3000 Value Index,
      10% Citigroup 3-Month U.S. Treasury Bill Index

TARGET ALLOCATIONS*

                                                                                      ALTERNATIVE
                                                                    FIXED**           INVESTMENT
FUND                                                       EQUITY   INCOME    CASH    STRATEGIES
-------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund               10-30%    55-85%   5-15%        0-5%
-------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund            10-35%    55-90%   0-10%       0-10%
-------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund            10-40%    60-90%    0-5%       0-15%

* Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges upon approval of the Fund's Board of Directors.

**    The fixed income asset class includes the following investment categories:
      TIPS, Mortgages, Core Plus, High Yield Bonds, High Yield Loans, International Bonds and Emerging Markets Bonds. The long-term target allocation to generally lower quality, higher yielding fixed income investment categories -- high yield loans, high yield bonds, and emerging market bonds -- is 10% for RiverSource Income Builder Basic Income Fund, 25% for RiverSource Income Builder Moderate Income Fund and 45% for RiverSource Builder Enhanced Income Fund. The Funds' current allocation to these investment categories may vary from the long-term target based on quantitative and/or qualitative views of the portfolio management team. These variances will be within the investment category ranges set forth in the Funds' prospectus.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 9
--------------------------------------------------------------------------------

QUESTIONS & ANSWERS

      RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND --
      70% Lehman Brothers Aggregate Bond Index,
      25% Russell 3000 Value Index,
      5% Citigroup 3-Month U.S. Treasury Bill Index

      RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND --
      72.5% Lehman Brothers Aggregate Bond Index,
      25% Russell 3000 Value Index,
      2.5% Citigroup 3-Month U.S. Treasury Bill Index

      We compare fund performance to a blended index reflecting the appropriate weightings. The blended index is unmanaged and therefore has no expenses. The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

Q:    What factors most significantly affected the funds' performance?

A: The three Income Builder Series funds held an average allocation in equities of approximately 30%, or 5% more than the long-term target of 25%. The Russell 3000 Value Index, the benchmark for the equity component of the funds, generated a positive total return during a difficult, negative period for bonds. As a result, the higher exposure to equities contributed positively to performance.

Q: What changes did you make to the portfolio during the inaugural fiscal period?

A: The fixed income and equity mix did not change meaningfully during the period. Within fixed income, the three Income Builder Series funds reduced exposure to emerging market bonds while adding to its high yield allocation. Within equities, the funds reduced exposure to the real estate sector during the period and reallocated to small-cap value, large-cap value and international equities.

      By design, the long-term allocation to higher yielding, lower quality bonds increases between the funds with the lowest allocation found in RiverSource Income Builder Basic Income Fund and the greatest allocation found in RiverSource Income Builder Enhanced Income Fund. All allocation changes are relative to long-term target allocations for each fund.

Q:    How are you positioning the funds going forward?

A: The three Income Builder Series funds will continue to follow a quantitative discipline that seeks to generate a high level of income, capital growth and manage downside risk. Sector allocation changes are implemented monthly and may be due to changes in yields, valuations, price momentum and/or correlations to other asset classes. Each of the underlying funds are managed to generate competitive performance vs. a benchmark and peer group as well.


--------------------------------------------------------------------------------
10 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Income Builder Basic Income Fund

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                  CLASS A
                              --------------------------------------------------
                                        Short-term       Long-term
Fiscal period ended           Income   capital gains   capital gains    TOTAL
--------------------------------------------------------------------------------
May 31, 2006(1)               $ 0.10       $ --            $ --         $ 0.10
--------------------------------------------------------------------------------

(1) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

RiverSource Income Builder Moderate Income Fund

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                  CLASS A
                              --------------------------------------------------
                                         Short-term       Long-term
Fiscal period ended           Income   capital gains   capital gains    TOTAL
--------------------------------------------------------------------------------
May 31, 2006(1)               $ 0.11       $ --             $ --        $ 0.11
--------------------------------------------------------------------------------

(1) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

RiverSource Income Builder Enhanced Income Fund

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                     CLASS A
                              --------------------------------------------------
                                         Short-term       Long-term
Fiscal period ended           Income   capital gains   capital gains    TOTAL
--------------------------------------------------------------------------------
May 31, 2006(1)               $ 0.12       $ --             $ --        $ 0.12
--------------------------------------------------------------------------------

(1) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 11
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund

MAY 31, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------------------
FIXED INCOME FUNDS (58.7%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
FLOATING RATE (10.0%)
RiverSource Floating Rate Fund                           245,195      $    2,469,111
-------------------------------------------------------------------------------------

GLOBAL BOND (8.2%)
RiverSource Global Bond Fund                             312,268           2,039,108
-------------------------------------------------------------------------------------

HIGH YIELD (11.0%)
RiverSource High Yield Bond Fund                         939,417           2,714,916
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (9.2%)
RiverSource Inflation Protected Securities Fund          235,517           2,265,675
-------------------------------------------------------------------------------------

INTERNATIONAL (8.1%)
RiverSource Emerging Markets Bond Fund                   209,898           2,004,529
-------------------------------------------------------------------------------------

INVESTMENT GRADE (12.2%)
RiverSource Diversified Bond Fund                         48,799             229,357
RiverSource U.S. Government Mortgage Fund                567,902           2,794,078
                                                                      ---------------
Total                                                                      3,023,435
-------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $14,593,850)                                                   $   14,516,774
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
EQUITY FUNDS (27.4%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
DIVIDEND INCOME (23.5%)
RiverSource Dividend Opportunity Fund                    744,829      $    5,824,565
-------------------------------------------------------------------------------------

INTERNATIONAL (1.1%)
RiverSource Disciplined International Equity Fund         29,572(c)          270,583
-------------------------------------------------------------------------------------

REAL ESTATE (1.8%)
RiverSource Real Estate Fund                              30,930             450,338
-------------------------------------------------------------------------------------

U.S. SMALL CAP (0.9%)
RiverSource Disciplined Small Cap Value Fund              21,845(c)          224,785
-------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $6,834,390)                                                    $    6,770,271
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
CASH EQUIVALENTS (14.5%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       3,593,824      $    3,593,824
-------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $3,593,824)                                                    $    3,593,824
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $25,022,064)(d)                                                $   24,880,869
=====================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   See Note 6 to the financial statements.

(c)   Non-income producing.

(d) At May 31, 2006, the cost of securities for federal income tax purposes was $25,023,214 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $      23,310
Unrealized depreciation                                                    (165,655)
------------------------------------------------------------------------------------

Net unrealized depreciation                                           $    (142,345)
------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
12 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund

MAY 31, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------------------
FIXED INCOME FUNDS (58.4%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
FLOATING RATE (16.2%)
RiverSource Floating Rate Fund                         1,113,174      $   11,209,660
-------------------------------------------------------------------------------------

GLOBAL BOND (3.1%)
RiverSource Global Bond Fund                             324,751           2,120,623
-------------------------------------------------------------------------------------

HIGH YIELD (13.7%)
RiverSource High Yield Bond Fund                       3,261,827           9,426,681
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.2%)
RiverSource Inflation Protected Securities Fund          375,126           3,608,713
-------------------------------------------------------------------------------------

INTERNATIONAL (15.9%)
RiverSource Emerging Markets Bond Fund                 1,146,958          10,953,445
-------------------------------------------------------------------------------------

INVESTMENT GRADE (4.3%)
RiverSource Diversified Bond Fund                        208,906             981,859
RiverSource U.S. Government Mortgage Fund                398,557           1,960,900
                                                                      ---------------
Total                                                                      2,942,759
-------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $40,588,113)                                                   $   40,261,881
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
EQUITY FUNDS (35.8%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
DIVIDEND INCOME (26.8%)
RiverSource Dividend Opportunity Fund                  2,362,292      $   18,473,127
-------------------------------------------------------------------------------------

INTERNATIONAL (3.3%)
RiverSource Disciplined International Equity Fund        247,985(c)        2,269,063
-------------------------------------------------------------------------------------

REAL ESTATE (4.4%)
RiverSource Real Estate Fund                             207,094           3,015,296
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.3%)
RiverSource Disciplined Small Cap Value Fund              88,379(c)          909,421
-------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $24,920,236)                                                   $   24,666,907
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
CASH EQUIVALENTS (7.2%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       4,988,757      $    4,988,757
-------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $4,988,757)                                                    $    4,988,757
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $70,497,106)(d)                                                $   69,917,545
=====================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   See Note 6 to the financial statements.

(c)   Non-income producing.

(d) At May 31, 2006, the cost of securities for federal income tax purposes was $70,497,106 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $      20,545
Unrealized depreciation                                                    (600,106)
------------------------------------------------------------------------------------

Net unrealized depreciation                                           $    (579,561)
------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 13
--------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund

MAY 31, 2006

(Percentages represent value of investments compared to net assets)

-------------------------------------------------------------------------------------
FIXED INCOME FUNDS (68.7%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
FLOATING RATE (19.7%)
RiverSource Floating Rate Fund                         1,202,078      $   12,104,927
-------------------------------------------------------------------------------------

GLOBAL BOND (4.2%)
RiverSource Global Bond Fund                             390,285           2,548,561
-------------------------------------------------------------------------------------

HIGH YIELD (20.0%)
RiverSource High Yield Bond Fund                       4,258,516          12,307,112
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.1%)
RiverSource Inflation Protected Securities Fund          198,156           1,906,262
-------------------------------------------------------------------------------------

INTERNATIONAL (17.3%)
RiverSource Emerging Markets Bond Fund                 1,108,281          10,584,084
-------------------------------------------------------------------------------------

INVESTMENT GRADE (4.4%)
RiverSource Diversified Bond Fund                        260,434           1,224,039
RiverSource U.S. Government Mortgage Fund                301,782           1,484,768
                                                                      ---------------
Total                                                                      2,708,807
-------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $42,519,731)                                                   $   42,159,753
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
EQUITY FUNDS (26.0%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
DIVIDEND INCOME (17.7%)
RiverSource Dividend Opportunity Fund                  1,393,513      $   10,897,273
-------------------------------------------------------------------------------------

INTERNATIONAL (2.6%)
RiverSource Disciplined International Equity Fund        173,231(c)        1,585,061
-------------------------------------------------------------------------------------

REAL ESTATE (4.5%)
RiverSource Real Estate Fund                             187,623           2,731,796
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.2%)
RiverSource Disciplined Small Cap Value Fund              69,605(c)          716,235
-------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $16,152,454)                                                   $   15,930,365
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
CASH EQUIVALENTS (5.3%)(b)
-------------------------------------------------------------------------------------
                                                         SHARES          VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       3,258,400      $    3,258,400
-------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $3,258,401)                                                    $    3,258,400
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $61,930,586)(d)                                                $   61,348,518
=====================================================================================

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN AFFILIATED FUNDS
--------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   See Note 6 to the financial statements.

(c)   Non-income producing.

(d) At May 31, 2006, the cost of securities for federal income tax purposes was $61,930,586 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $      19,918
Unrealized depreciation                                                    (601,986)
------------------------------------------------------------------------------------

Net unrealized depreciation                                           $    (582,068)
------------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
14 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

RiverSource Income Builder Series

                                                                                              RIVERSOURCE
                                                                             RIVERSOURCE    INCOME BUILDER     RIVERSOURCE
                                                                           INCOME BUILDER      MODERATE      INCOME BUILDER
                                                                            BASIC INCOME        INCOME       ENHANCED INCOME
MAY 31, 2006                                                                    FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments in affiliated funds, at value (Note 1)
   (identified cost $25,022,064, $70,497,106
   and $61,930,586, respectively)                                          $   24,880,869   $   69,917,545   $    61,348,518
Cash in bank on demand deposit                                                        155              408               477
Capital shares receivable                                                         699,590        1,285,576           958,088
Dividends receivable                                                               12,205           29,790            31,377
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                   25,592,819       71,233,319        62,338,460
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Capital shares payable                                                              2,418           10,000             2,960
Payable for investments purchased                                                 814,214        2,253,873           950,855
Accrued distribution fee                                                            4,421           11,857            10,557
Accrued transfer agency fee                                                            48              137               117
Accrued administrative services fee                                                    13               37                33
Other accrued expenses                                                             31,501           22,029            38,996
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 852,615        2,297,933         1,003,518
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                         $   24,740,204   $   68,935,386   $    61,334,942
=============================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
-----------------------------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                   $       24,783   $       69,103   $        61,565
Additional paid-in capital                                                     24,851,552       69,435,128        61,845,378
Undistributed net investment income                                                 6,262           10,733            10,073
Accumulated net realized gain (loss) (Note 7)                                      (1,198)             (17)               (6)
Unrealized appreciation (depreciation) on investments                            (141,195)        (579,561)         (582,068)
-----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock   $   24,740,204   $   68,935,386   $    61,334,942
=============================================================================================================================
Net assets applicable to outstanding shares:    Class A                    $   19,244,987   $   56,738,487   $    49,638,491
                                                Class B                    $    4,751,862   $   10,243,754   $     9,581,422
                                                Class C                    $      698,459   $    1,913,540   $     2,082,761
                                                Class Y                    $       44,896   $       39,605   $        32,268
Outstanding shares of capital stock:            Class A shares                  1,927,394        5,686,176         4,981,799
                                                Class B shares                    476,470        1,028,294           962,358
                                                Class C shares                     69,950          191,872           209,114
                                                Class Y shares                      4,495            3,967             3,238
Net asset value per share                       Class A                    $         9.98   $         9.98   $          9.96
                                                Class B                    $         9.97   $         9.96   $          9.96
                                                Class C                    $         9.99   $         9.97   $          9.96
                                                Class Y                    $         9.99   $         9.98   $          9.97
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 15
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

RiverSource Income Builder Series

                                                                                             RIVERSOURCE
                                                                             RIVERSOURCE    INCOME BUILDER     RIVERSOURCE
                                                                           INCOME BUILDER      MODERATE      INCOME BUILDER
                                                                            BASIC INCOME        INCOME       ENHANCED INCOME
FOR THE PERIOD FROM FEB. 16, 2006(a) TO MAY 31, 2006                            FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income:
Income distributions from underlying affiliated funds                      $      113,242   $      282,290   $       270,920
-----------------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Distribution fee
   Class A                                                                          5,500           14,420            12,226
   Class B                                                                          6,097           10,414            10,395
   Class C                                                                            897            1,572             1,978
Transfer agency fee                                                                 1,881            4,688             4,025
Incremental transfer agency fee
   Class A                                                                            131              383               326
   Class B                                                                             94              151               128
   Class C                                                                             11               27                26
Service fee -- Class Y                                                                  7                5                 5
Administrative services fees and expenses                                             581            1,394             1,226
Custodian fees                                                                        374              208               262
Printing and postage                                                               14,040           14,040            14,040
Registration fees                                                                  63,157           67,240            72,959
Audit fees                                                                         15,500           15,500            15,500
Other                                                                               1,355            1,196             1,284
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                    109,625          131,238           134,380
   Expenses waived/reimbursed by the Investment Manager
   and its affiliates (Note 2)                                                    (91,242)         (90,765)          (97,388)
-----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                                 18,383           40,473            36,992
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    94,859          241,817           233,928
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of underlying affiliated funds (Note 3)          (1,181)              --                --
Net change in unrealized appreciation (depreciation) on investments              (141,672)        (580,209)         (582,671)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (142,853)        (580,209)         (582,671)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $      (47,994)  $     (338,392)  $      (348,743)
=============================================================================================================================

(a)   When shares became publicly available.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
16 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Income Builder Series

                                                                                                               RIVERSOURCE
                                                                                              RIVERSOURCE    INCOME BUILDER
                                                                                            INCOME BUILDER      MODERATE
                                                                                             BASIC INCOME        INCOME
FOR THE PERIOD FROM FEB. 16, 2006(a) TO MAY 31, 2006                                             FUND             FUND
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                             $       94,859   $       241,817
Net realized gain (loss) on sales of underlying affiliated funds                                    (1,181)               --
Net change in unrealized appreciation (depreciation) on investments                               (141,672)         (580,209)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                    (47,994)         (338,392)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                                      (76,415)         (206,945)
      Class B                                                                                      (16,399)          (31,620)
      Class C                                                                                       (2,469)           (4,851)
      Class Y                                                                                         (266)             (207)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                (95,549)         (243,623)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                                      19,465,304        57,688,458
   Class B shares                                                                                4,864,449        10,479,846
   Class C shares                                                                                  689,934         1,921,240
   Class Y shares                                                                                   35,000            50,025
Reinvestment of distributions at net asset value
   Class A shares                                                                                   65,275           182,337
   Class B shares                                                                                   14,755            29,187
   Class C shares                                                                                    2,176             3,935
   Class Y shares                                                                                      163                98
Payments for redemptions
   Class A shares                                                                                 (247,683)         (720,800)
   Class B shares (Note 2)                                                                        (106,089)         (192,367)
   Class C shares (Note 2)                                                                             (19)           (5,211)
   Class Y shares                                                                                       --           (20,000)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                               24,783,265        69,416,748
-------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                         24,639,722        68,834,733
Net assets at beginning of year (Note 1)                                                           100,482(b)        100,653(c)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                   $   24,740,204   $    68,935,386
===============================================================================================================================
Undistributed net investment income                                                         $        6,262   $        10,733
-------------------------------------------------------------------------------------------------------------------------------

(a)   When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $482 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

(c) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $653 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 17
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Income Builder Series

                                                                                                               RIVERSOURCE
                                                                                                             INCOME BUILDER
                                                                                                             ENHANCED INCOME
FOR THE PERIOD FROM FEB. 16, 2006(a) TO MAY 31, 2006                                                              FUND
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                              $       233,928
Net change in unrealized appreciation (depreciation) on investments                                                 (582,671)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                     (348,743)
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                                                       (194,160)
      Class B                                                                                                        (34,517)
      Class C                                                                                                         (6,772)
      Class Y                                                                                                           (191)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                 (235,640)
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-------------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares (Note 2)                                                                                        50,658,429
   Class B shares                                                                                                  9,771,252
   Class C shares                                                                                                  2,089,812
   Class Y shares                                                                                                     22,500
Reinvestment of distributions at net asset value
   Class A shares                                                                                                    165,641
   Class B shares                                                                                                     29,969
   Class C shares                                                                                                      5,240
   Class Y shares                                                                                                         74
Payments for redemptions
   Class A shares                                                                                                   (788,395)
   Class B shares (Note 2)                                                                                          (134,406)
   Class C shares (Note 2)                                                                                            (1,411)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                                                 61,818,705
-------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                                           61,234,322
Net assets at beginning of year (Note 1)                                                                             100,620(b)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                    $    61,334,942
===============================================================================================================================
Undistributed net investment income                                                                          $        10,073
-------------------------------------------------------------------------------------------------------------------------------

(a)   When shares became publicly available.

(b) Initial capital of $100,000 was contributed on Feb. 9, 2006. The Fund had an increase in net assets resulting from operations of $620 during the period from Feb. 9, 2006 to Feb. 16, 2006 (when shares became publicly available).

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
18 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Income Builder Series

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Income Series, Inc. (formerly AXP Income Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. RiverSource Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC or an affiliate acts as investment manager or principal underwriter. For each Fund, on Feb. 9, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) invested $100,000 (7,000 shares for Class A; 1,000 shares for Class B; Class C and Class Y, respectively), which represented the initial capital for each class at $10 per share. Shares of each Fund were first offered to the public on Feb. 16, 2006.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to RiverSource Income Builder Enhanced Income Fund.

RiverSource Income Builder Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to RiverSource Income Builder Basic Income Fund and RiverSource Income Builder Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 19
--------------------------------------------------------------------------------

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principals. Capital accounts within the financial statements are adjusted for permanent book/tax differences. These differences are primarily due to capital loss carryforwards and losses due to wash sales and excise tax regulations. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                     RIVERSOURCE           RIVERSOURCE            RIVERSOURCE
                                                   INCOME BUILDER        INCOME BUILDER         INCOME BUILDER
                                                  BASIC INCOME FUND   MODERATE INCOME FUND   ENHANCED INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                   $   --               $    --                $    --
Undistributed net investment income                     6,930                12,517                 11,762
-----------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction (increase)        $6,930               $12,517                $11,762
-----------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the period indicated is as follows:

                                                                                              FOR THE PERIOD FROM
                                                                                                 FEB. 16, 2006*
                                                                                                 TO MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

CLASS A
Distributions paid from:
      Ordinary income ....................................................................         $ 76,415
      Long-term capital gain .............................................................               --

CLASS B
Distributions paid from:
      Ordinary income ....................................................................           16,399
      Long-term capital gain .............................................................               --

CLASS C
Distributions paid from:
      Ordinary income ....................................................................            2,469
      Long-term capital gain .............................................................               --

CLASS Y
Distributions paid from:
      Ordinary income ....................................................................              266
      Long-term capital gain .............................................................               --

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

CLASS A
Distributions paid from:
      Ordinary income ....................................................................          206,945
      Long-term capital gain .............................................................               --

CLASS B
Distributions paid from:
      Ordinary income ....................................................................           31,620
      Long-term capital gain .............................................................               --

CLASS C
Distributions paid from:
      Ordinary income ....................................................................            4,851
      Long-term capital gain .............................................................               --

CLASS Y
Distributions paid from:
      Ordinary income ....................................................................              207
      Long-term capital gain .............................................................               --


--------------------------------------------------------------------------------
20 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                                              FOR THE PERIOD FROM
                                                                                                 FEB. 16, 2006*
                                                                                                TO MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

CLASS A
Distributions paid from:
      Ordinary income ....................................................................          194,160
      Long-term capital gain .............................................................               --

CLASS B
Distributions paid from:
      Ordinary income ....................................................................           34,517
      Long-term capital gain .............................................................               --

CLASS C
Distributions paid from:
      Ordinary income ....................................................................            6,772
      Long-term capital gain .............................................................               --

CLASS Y
Distributions paid from:
      Ordinary income ....................................................................              191
      Long-term capital gain .............................................................               --

*     When shares became publicly available.

At May 31, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                    ACCUMULATED     UNREALIZED
                                                   UNDISTRIBUTED     LONG-TERM     APPRECIATION
FUND                                              ORDINARY INCOME   GAIN (LOSS)   (DEPRECIATION)
------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund         $  6,262          $(48)       $ (142,345)
RiverSource Income Builder Moderate Income Fund        10,733           (17)         (579,561)
RiverSource Income Builder Enhanced Income Fund        10,073            (6)         (582,068)

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

A minor portion of additional administrative service expenses paid by each Fund are consultants' fees and fund office expenses. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

The Funds do not pay additional compensation to the board members. Compensation is paid directly from the affiliated underlying funds in which each Fund invests.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 21
--------------------------------------------------------------------------------

Each Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, each Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of each Fund's average daily net assets attributable to Class Y shares.

For the period ended May 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                                      CLASS A           CLASS B          CLASS C           CLASS Y
----------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund               0.45%             1.21%            1.21%             0.29%
RiverSource Income Builder Moderate Income Fund            0.45              1.21             1.21              0.20
RiverSource Income Builder Enhanced Income Fund            0.45              1.21             1.21              0.29

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                                                           AMOUNT
----------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
   Class A ................................................................................................  $ 1,335
   Class B ................................................................................................      366
   Class C ................................................................................................       51
   Class Y ................................................................................................        5

The management fees waived at the Fund level were $89,485.

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
   Class A ................................................................................................    3,684
   Class B ................................................................................................      644
   Class C ................................................................................................      101
   Class Y ................................................................................................        4

The management fees waived at the Fund level were $86,332.

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
   Class A ................................................................................................    3,046
   Class B ................................................................................................      603
   Class C ................................................................................................      117
   Class Y ................................................................................................        3

The management fees waived at the Fund level were $93,619.

In addition, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until May 31, 2007, unless sooner terminated at the discretion of the Board, such that net direct expenses will not exceed 0.45% for Class A, 1.21% for Class B, 1.21% for Class C and 0.29% for Class Y of each Fund's average daily net assets.

Sales charges received by the Distributor for distributing the Funds' shares for the period ended May 31, 2006, are as follows:

FUND                                                                      CLASS A         CLASS B        CLASS C
----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                              $128,235         $  11          $ --
RiverSource Income Builder Moderate Income Fund                            437,266           637            --
RiverSource Income Builder Enhanced Income Fund                            326,533           173             1

Each Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a Fund invests. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

3. TRANSACTIONS OF UNDERLYING AFFILIATED FUNDS

For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                                       PURCHASES     PROCEEDS
-----------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                                             $ 25,034,641   $ 111,379
RiverSource Income Builder Moderate Income Fund                                            70,397,123          --
RiverSource Income Builder Enhanced Income Fund                                            61,830,591          --

Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
22 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period indicated are as follows:

                                                      RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
                                                             FEB. 16, 2006* TO MAY 31, 2006
                                                          CLASS A      CLASS B    CLASS C   CLASS Y
-----------------------------------------------------------------------------------------------------
Sold                                                     1,938,512     484,572     68,735     3,479
Issued for reinvested distributions                          6,517       1,474        217        16
Redeemed                                                   (24,635)    (10,576)        (2)       --
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                  1,920,394     475,470     68,950     3,495
-----------------------------------------------------------------------------------------------------

*     When shares became publicly available.

                                                      RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
                                                              FEB. 16, 2006* TO MAY 31, 2006
                                                           CLASS A     CLASS B     CLASS C   CLASS Y
-----------------------------------------------------------------------------------------------------
Sold                                                     5,732,529   1,043,675    190,992     4,965
Issued for reinvested distributions                         18,198       2,915        393        10
Redeemed                                                   (71,551)    (19,296)      (513)   (2,008)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                  5,679,176   1,027,294    190,872     2,967
-----------------------------------------------------------------------------------------------------

*     When shares became publicly available.

                                                      RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
                                                              FEB. 16, 2006* TO MAY 31, 2006
                                                          CLASS A      CLASS B    CLASS C   CLASS Y
-----------------------------------------------------------------------------------------------------
Sold                                                     5,036,375     971,755    207,731     2,231
Issued for reinvested distributions                         16,546       2,994        523         7
Redeemed                                                   (78,122)    (13,391)      (140)       --
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                  4,974,799     961,358    208,114     2,238
-----------------------------------------------------------------------------------------------------

*     When shares became publicly available.

5. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings outstanding during the period ended May 31, 2006.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At May 31, 2006, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
UNDERLYING FUND                                                                                         PERCENT OF SHARES HELD
------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund .............................................................              5.64%

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
UNDERLYING FUND                                                                                         PERCENT OF SHARES HELD
------------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate Fund .....................................................................              5.95%
RiverSource Disciplined Small Cap Value Fund .......................................................              6.13%
RiverSource Disciplined International Equity Fund ..................................................             16.56%
RiverSource Emerging Markets Bond Fund .............................................................             31.79%

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
UNDERLYING FUND                                                                                         PERCENT OF SHARES HELD
------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund .......................................................              5.17%
RiverSource Floating Rate Fund .....................................................................              6.49%
RiverSource Disciplined International Equity Fund ..................................................             11.57%
RiverSource Emerging Markets Bond Fund .............................................................             30.32%


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 23
--------------------------------------------------------------------------------

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at May 31, 2006 are as follows:

FUND                                                                                        CARRY-OVER   EXPIRATION DATE
------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund                                                   $ 48            2014
RiverSource Income Builder Moderate Income Fund                                                  17            2014
RiverSource Income Builder Enhanced Income Fund                                                   6            2014

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


--------------------------------------------------------------------------------
24 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

CLASS A
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.05
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .10
Net gains (losses) (both realized and unrealized)                       (.07)
--------------------------------------------------------------------------------
Total from investment operations                                         .03
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.98
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    19
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     .45%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.44%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  1%
--------------------------------------------------------------------------------
Total return(f)                                                          .31%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 3.62% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.05
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .08
Net gains (losses) (both realized and unrealized)                       (.07)
--------------------------------------------------------------------------------
Total from investment operations                                         .01
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.09)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $     5
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    1.21%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.70%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  1%
--------------------------------------------------------------------------------
Total return(f)                                                          .07%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 4.20% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 25
--------------------------------------------------------------------------------

CLASS C
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.05
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09
Net gains (losses) (both realized and unrealized)                       (.07)
--------------------------------------------------------------------------------
Total from investment operations                                         .02
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.08)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $     1
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    1.21%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.74%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  1%
--------------------------------------------------------------------------------
Total return(f)                                                          .23%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 4.30% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS Y
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.05
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .11
Net gains (losses) (both realized and unrealized)                       (.07)
--------------------------------------------------------------------------------
Total from investment operations                                         .04
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    --
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     .29%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.25%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                  1%
--------------------------------------------------------------------------------
Total return(f)                                                          .43%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 6.84% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
26 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

CLASS A
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.07
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .10
Net gains (losses) (both realized and unrealized)                       (.08)
--------------------------------------------------------------------------------
Total from investment operations                                         .02
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.11)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.98
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    57
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     .45%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.59%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 --%
--------------------------------------------------------------------------------
Total return(f)                                                          .17%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 1.77% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                            2006(b)
Net asset value, beginning of period                                $ 10.06
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                            .08
Net gains (losses) (both realized and unrealized)                      (.08)
--------------------------------------------------------------------------------
Total from investment operations                                         --
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   (.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $  9.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $    10
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                   1.21%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets      2.88%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                --%
--------------------------------------------------------------------------------
Total return(f)                                                        (.05%)(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 2.41% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 27
--------------------------------------------------------------------------------

CLASS C
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.06
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09
Net gains (losses) (both realized and unrealized)                       (.08)
--------------------------------------------------------------------------------
Total from investment operations                                         .01
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $     2
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    1.21%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.83%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 --%
--------------------------------------------------------------------------------
Total return(f)                                                          .05%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 2.35% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS Y
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.07
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .10
Net gains (losses) (both realized and unrealized)                       (.08)
--------------------------------------------------------------------------------
Total from investment operations                                         .02
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.11)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.98
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    --
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     .20%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.88%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 --%
--------------------------------------------------------------------------------
Total return(f)                                                          .18%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 5.51% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
28 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

CLASS A
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.06
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .11
Net gains (losses) (both realized and unrealized)                       (.09)
--------------------------------------------------------------------------------
Total from investment operations                                         .02
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.12)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    50
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     .45%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.96%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 --%
--------------------------------------------------------------------------------
Total return(f)                                                          .15%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class A would have been 2.04% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS B
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.06
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09
Net gains (losses) (both realized and unrealized)                       (.09)
--------------------------------------------------------------------------------
Total from investment operations                                          --
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    10
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    1.21%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.24%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 --%
--------------------------------------------------------------------------------
Total return(f)                                                          .02%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class B would have been 2.79% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 29
--------------------------------------------------------------------------------

CLASS C
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.06
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .09
Net gains (losses) (both realized and unrealized)                       (.09)
--------------------------------------------------------------------------------
Total from investment operations                                          --
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.10)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.96
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $     2
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                    1.21%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.22%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 --%
--------------------------------------------------------------------------------
Total return(f)                                                          .02%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class C would have been 2.63% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.

CLASS Y
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------
Fiscal period ended May 31,                                             2006(b)
Net asset value, beginning of period                                 $ 10.06
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .12
Net gains (losses) (both realized and unrealized)                       (.09)
--------------------------------------------------------------------------------
Total from investment operations                                         .03
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.12)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $  9.97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $    --
--------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(c),(d)                     .29%(e)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       3.66%(e)
--------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term securities)                 --%
--------------------------------------------------------------------------------
Total return(f)                                                          .27%(g)
--------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.

(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratio of expenses for Class Y would have been 5.75% for the period ended May 31, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


--------------------------------------------------------------------------------
30 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT
                 REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE INCOME SERIES, INC.

We have audited the accompanying statements of assets and liabilities, including the investments in affiliated funds, of RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund (funds within RiverSource Income Series, Inc.) as of May 31, 2006, the related statements of operations, changes in net assets and the financial highlights for the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the underlying funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund as of May 31, 2006, and the results of their operations, changes in their net assets and the financial highlights for the period stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

July 20, 2006


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 31
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Income Builder Basic Income Fund
Fiscal period ended May 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        24.07%
     Dividends Received Deduction for corporations ...............        24.20%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02666
March 27, 2006 ...................................................      0.02991
April 26, 2006 ...................................................      0.02682
May 25, 2006 .....................................................      0.01795
Total distributions ..............................................    $ 0.10134

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        24.07%
     Dividends Received Deduction for corporations ...............        24.20%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02590
March 27, 2006 ...................................................      0.02689
April 26, 2006 ...................................................      0.02166
May 25, 2006 .....................................................      0.01273
Total distributions ..............................................    $ 0.08718

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        24.07%
     Dividends Received Deduction for corporations ...............        24.20%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02195
March 27, 2006 ...................................................      0.02567
April 26, 2006 ...................................................      0.02263
May 25, 2006 .....................................................      0.01303
Total distributions ..............................................    $ 0.08328

CLASS Y

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        24.07%
     Dividends Received Deduction for corporations ...............        24.20%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02634
March 27, 2006 ...................................................      0.03035
April 26, 2006 ...................................................      0.02806
May 25, 2006 .....................................................      0.01867
Total distributions ..............................................    $ 0.10342

RiverSource Income Builder Moderate Income Fund
Fiscal period ended May 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        20.97%
     Dividends Received Deduction for corporations ...............        21.16%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02877
March 27, 2006 ...................................................      0.03169
April 26, 2006 ...................................................      0.02820
May 25, 2006 .....................................................      0.01863
Total distributions ..............................................    $ 0.10729

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        20.97%
     Dividends Received Deduction for corporations ...............        21.16%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02708
March 27, 2006 ...................................................      0.02960
April 26, 2006 ...................................................      0.02404
May 25, 2006 .....................................................      0.01431
Total distributions ..............................................    $ 0.09503

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        20.97%
     Dividends Received Deduction for corporations ...............        21.16%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02628
March 27, 2006 ...................................................      0.02972
April 26, 2006 ...................................................      0.02454
May 25, 2006 .....................................................      0.01508
Total distributions ..............................................    $ 0.09562

CLASS Y

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        20.97%
     Dividends Received Deduction for corporations ...............        21.16%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02833
March 27, 2006 ...................................................      0.03168
April 26, 2006 ...................................................      0.02886
May 25, 2006 .....................................................      0.01975
Total distributions ..............................................    $ 0.10862


--------------------------------------------------------------------------------
32 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund
Fiscal period ended May 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        17.58%
     Dividends Received Deduction for corporations ...............        17.85%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.03135
March 27, 2006 ...................................................      0.03287
April 26, 2006 ...................................................      0.02944
May 25, 2006 .....................................................      0.02184
Total distributions ..............................................    $ 0.11550

CLASS B

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        17.58%
     Dividends Received Deduction for corporations ...............        17.85%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.03010
March 27, 2006 ...................................................      0.02978
April 26, 2006 ...................................................      0.02477
May 25, 2006 .....................................................      0.01733
Total distributions ..............................................    $ 0.10198

CLASS C

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        17.58%
     Dividends Received Deduction for corporations ...............        17.85%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.02920
March 27, 2006 ...................................................      0.03068
April 26, 2006 ...................................................      0.02546
May 25, 2006 .....................................................      0.01762
Total distributions ..............................................    $ 0.10296

CLASS Y

INCOME DISTRIBUTIONS -- taxable as dividend income:

     Qualified Dividend Income for individuals ...................        17.58%
     Dividends Received Deduction for corporations ...............        17.85%

PAYABLE DATE                                                          PER SHARE
Feb. 27, 2006 ....................................................    $ 0.03111
March 27, 2006 ...................................................      0.03324
April 26, 2006 ...................................................      0.03002
May 25, 2006 .....................................................      0.02264
Total distributions ..............................................    $ 0.11701


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 33
--------------------------------------------------------------------------------

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio (gross) as of May 31, 2006.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended May 31, 2006.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct Expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
34 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Income Builder Basic Income Fund

                                                  BEGINNING         ENDING      DIRECT EXPENSES   DIRECT AND INDIRECT
                                                ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING        EXPENSES PAID
                                                 DEC. 1, 2005    MAY 31, 2006    THE PERIOD(a)    DURING THE PERIOD(b)
-----------------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                           N/A              N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)         $1,000        $1,022.69          $2.27              $ 6.30
-----------------------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                           N/A              N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)         $1,000        $1,018.90          $6.09              $10.12
-----------------------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                           N/A              N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)         $1,000        $1,018.90          $6.09              $10.12
-----------------------------------------------------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                           N/A              N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)         $1,000        $1,023.49          $1.46              $ 5.50
-----------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is Feb. 16, 2006.

                                                                                                        TOTAL FUND'S
                                                                 FUND'S       ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                               ANNUALIZED       EXPENSES OF THE     AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                                     EXPENSE RATIO    UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
---------------------------------------------------------------------------------------------------------------------------
Class A                                                            .45%              .80%                   1.25%
---------------------------------------------------------------------------------------------------------------------------
Class B                                                           1.21%              .80%                   2.01%
---------------------------------------------------------------------------------------------------------------------------
Class C                                                           1.21%              .80%                   2.01%
---------------------------------------------------------------------------------------------------------------------------
Class Y                                                            .29%              .80%                   1.09%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 35
--------------------------------------------------------------------------------

RiverSource Income Builder Moderate Income Fund

                                                  BEGINNING         ENDING      DIRECT EXPENSES   DIRECT AND INDIRECT
                                                ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING        EXPENSES PAID
                                                 DEC. 1, 2005    MAY 31, 2006    THE PERIOD(a)    DURING THE PERIOD(b)
-----------------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                          N/A               N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000         $1,022.69          $2.27              $ 7.11
-----------------------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                          N/A               N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000         $1,018.90          $6.09              $10.92
-----------------------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                          N/A               N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000         $1,018.90          $6.09              $10.92
-----------------------------------------------------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                          N/A               N/A            N/A                 N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)        $1,000         $1,023.49          $1.46              $ 6.31
-----------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is Feb. 16, 2006.

                                                                                                        TOTAL FUND'S
                                                                  FUND'S      ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                                ANNUALIZED      EXPENSES OF THE     AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                                     EXPENSE RATIO    UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
---------------------------------------------------------------------------------------------------------------------------
Class A                                                            .45%              .96%                   1.41%
---------------------------------------------------------------------------------------------------------------------------
Class B                                                           1.21%              .96%                   2.17%
---------------------------------------------------------------------------------------------------------------------------
Class C                                                           1.21%              .96%                   2.17%
---------------------------------------------------------------------------------------------------------------------------
Class Y                                                            .29%              .96%                   1.25%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RiverSource Income Builder Enhanced Income Fund

                                                  BEGINNING        ENDING       DIRECT EXPENSES    DIRECT AND INDIRECT
                                                ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING         EXPENSES PAID
                                                 DEC. 1, 2005    MAY 31, 2006    THE PERIOD(a)    DURING THE PERIOD(b)
-----------------------------------------------------------------------------------------------------------------------
Class A
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                           N/A              N/A                N/A             N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)         $1,000        $1,022.69              $2.27          $ 7.51
-----------------------------------------------------------------------------------------------------------------------
Class B
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                           N/A              N/A                N/A             N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)         $1,000        $1,018.90              $6.09          $11.33
-----------------------------------------------------------------------------------------------------------------------
Class C
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                           N/A              N/A                N/A             N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)         $1,000        $1,018.90              $6.09          $11.33
-----------------------------------------------------------------------------------------------------------------------
Class Y
-----------------------------------------------------------------------------------------------------------------------
   Actual(c)                                           N/A              N/A                N/A             N/A
-----------------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)         $1,000        $1,023.49              $1.46          $ 6.71
-----------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the estimated indirect expenses of the underlying funds, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(c) The actual values and expenses paid are not presented because the Fund does not have a full six months of history. The inception date of the Fund is Feb. 16, 2006.

                                                                                                        TOTAL FUND'S
                                                                  FUND'S      ESTIMATED INDIRECT     ANNUALIZED EXPENSES
                                                                ANNUALIZED      EXPENSES OF THE     AND INDIRECT EXPENSES
ANNUALIZED EXPENSE RATIOS                                     EXPENSE RATIO    UNDERLYING FUNDS    OF THE UNDERLYING FUNDS
---------------------------------------------------------------------------------------------------------------------------
Class A                                                            .45%             1.04%                   1.49%
---------------------------------------------------------------------------------------------------------------------------
Class B                                                           1.21%             1.04%                   2.25%
---------------------------------------------------------------------------------------------------------------------------
Class C                                                           1.21%             1.04%                   2.25%
---------------------------------------------------------------------------------------------------------------------------
Class Y                                                            .29%             1.04%                   1.33%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 37
--------------------------------------------------------------------------------

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 99 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                        POSITION HELD
ADDRESS,                     WITH FUND AND           PRINCIPAL OCCUPATION                 OTHER
AGE                          LENGTH OF SERVICE       DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member            Chief Justice, Minnesota Supreme
901 S. Marquette Ave.        since 2006              Court, 1998-2005
Minneapolis, MN 55402
Age 52

-----------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member            Chair, Board Services
901 S. Marquette Ave.        since 1999              Corporation  (provides
Minneapolis, MN 55402                                administrative services to
Age 71                                               boards);  former Governor of
                                                     Minnesota

-----------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member            Trustee Professor of Economics
901 S. Marquette Ave.        since 2004              and Management, Bentley College;
Minneapolis, MN 55402                                former Dean, McCallum Graduate
Age 55                                               School of Business, Bentley
                                                     College

-----------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member            Attorney and Consultant
901 S. Marquette Ave.        since 1985
Minneapolis, MN 55402
Age 71

-----------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind              Board member            Former Managing Director,            American Progressive
901 S. Marquette Ave.        since 2005              Shikiar Asset Management             Insurance
Minneapolis, MN 55402
Age 70

-----------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member            President Emeritus and Professor     Valmont Industries, Inc.
901 S. Marquette Ave.        since 2002              of Economics,  Carleton College      (manufactures irrigation
Minneapolis, MN 55402                                                                     systems)
Age 67

-----------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member            Director, Enterprise Asset           Strategic Distribution, Inc.
901 S. Marquette Ave.        since 2004              Management, Inc.  (private real      (transportation,
Minneapolis, MN 55402                                estate and asset management          distribution and
Age 53                                               company)                             logistics consultants)

-----------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor               Board member            President and Chief Executive
901 S. Marquette Ave.        since 2006              Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                                Insurance Company, Inc. since
Age 52                                               1999

-----------------------------------------------------------------------------------------------------------------------
Alan K. Simpson              Board member            Former three-term United States
1201 Sunshine Ave.           since 1997              Senator for Wyoming
Cody, WY 82414
Age 74

-----------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member            Chief Executive Officer,             Hybridon, Inc.
901 S. Marquette Ave.        since 2002              RiboNovix, Inc. since 2003           (biotechnology); American
Minneapolis, MN 55402                                (biotechnology); former              Healthways, Inc. (health
Age 62                                               President, Forester Biotech          management programs)

-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
38 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                        POSITION HELD
ADDRESS,                     WITH FUND AND           PRINCIPAL OCCUPATION                   OTHER
AGE                          LENGTH OF SERVICE       DURING PAST FIVE YEARS                 DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------
William F. Truscott          Board member            President - U.S. Asset Management
53600 Ameriprise             since 2001,             and Chief Investment Officer,
Financial Center             Vice President          Ameriprise Financial, Inc. and
Minneapolis, MN 55474        since 2002              President, Chairman of the Board and
Age 45                                               Chief Investment Officer,
                                                     RiverSource Investments, LLC since
                                                     2005; Senior Vice President - Chief
                                                     Investment Officer, Ameriprise
                                                     Financial, Inc. and Chairman of the
                                                     Board and Chief Investment Officer,
                                                     RiverSource Investments, LLC,
                                                     2001-2005

-----------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                               POSITION HELD
ADDRESS,                            WITH FUND AND                  PRINCIPAL OCCUPATION
AGE                                 LENGTH OF SERVICE              DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox                      Treasurer                      Vice President - Investment Accounting, Ameriprise
105 Ameriprise Financial Center     since 2002                     Financial, Inc., since 2002; Vice President -
Minneapolis, MN 55474                                              Finance, American Express Company, 2000-2002
Age 51

-----------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley                  Vice President                 Executive Vice President - Equity and Fixed Income,
172 Ameriprise Financial Center     since 2004                     Ameriprise Financial, Inc. and RiverSource
Minneapolis, MN 55474                                              Investments, LLC since 2006; Senior Vice President
Age 42                                                             - Fixed Income, Ameriprise Financial, Inc.,
                                                                   2002-2006 and RiverSource Investments, LLC,
                                                                   2004-2006; Managing Director, Zurich Global Assets,
                                                                   2001-2002

-----------------------------------------------------------------------------------------------------------------------
Paula R. Meyer                      President                      Senior Vice President - Mutual Funds, Ameriprise
596 Ameriprise Financial Center     since 2002                     Financial, Inc., since 2002 and Senior Vice
Minneapolis, MN 55474                                              President, RiverSource Investments, LLC since 2004;
Age 52                                                             Vice President and Managing Director - American
                                                                   Express Funds, Ameriprise Financial, Inc.,
                                                                   2000-2002

-----------------------------------------------------------------------------------------------------------------------
Leslie L. Ogg                       Vice President,                President of Board Services Corporation
901 S. Marquette Ave.               General Counsel, and
Minneapolis, MN 55402               Secretary
Age 67                              since 1978

-----------------------------------------------------------------------------------------------------------------------
Edward S. Dryden                    Acting Chief                   Vice President - Asset Management Compliance,
1875 Ameriprise Financial Center    Compliance Officer             RiverSource Investments, LLC since 2006; Chief
Minneapolis, MN 55474               since 2006                     Compliance Officer - Mason Street Advisors, LLC,
Age 40                                                             2002-2006

-----------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu                      Anti-Money Laundering          Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center    Officer                        Officer, Ameriprise Financial, Inc. since 2004;
Minneapolis, MN 55474               since 2004                     Manager Anti-Money Laundering, Ameriprise
Age 42                                                             Financial, Inc., 2003-2004; Compliance Director and
                                                                   Bank Secrecy Act Officer, American Express
                                                                   Centurion Bank, 2000-2003

-----------------------------------------------------------------------------------------------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting www.riversource.com/funds.


--------------------------------------------------------------------------------
RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT - 39
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), the investment manager provides investment advice and other services to the Fund. The Fund's Board of Directors (the "Board") and the Board's Investment Review and Contracts Committee monitor these services.

The independent Board members determined to approve the IMS Agreement based on the following factors:

In addition to portfolio management and investment research, RiverSource Investments and its affiliates provide portfolio trading, daily net asset value calculation, management of cash flows, product development, administration of its compliance and legal departments, access to distribution, accounting and recordkeeping, and reporting to the Board and shareholders. The Board also noted RiverSource Investments commitment to a culture that adheres to ethical business practice, assigns accountability to senior management and seeks to identify conflicts and propose appropriate action to minimize the risks posed by the conflicts. The Board concluded that the services to be provided are consistent with services provided by investment managers to comparable mutual funds (as compiled by Lipper Analytical Services).

The Board noted that RiverSource Investments will provide services to the Fund without payment of a direct management fee. Based on the foregoing, the Board determined to approve the IMS Agreement.


--------------------------------------------------------------------------------
40 - RIVERSOURCE INCOME BUILDER SERIES - 2006 ANNUAL REPORT
--------------------------------------------------------------------------------

RIVERSOURCE [LOGO](SM)
       INVESTMENTS

RIVERSOURCE INVESTMENTS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD. Both companies are part of Ameriprise Financial, Inc.

                                                                 S-6394 C (7/06)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund  -  Related Fees*

(a) Audit Fees. The fees paid for the years ended May 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Income Series, Inc. were as follows:

                  2006 - $11,000;                           2005 - $11,000

(b) Audit - Related Fees. The fees paid for the years ended May 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Income Series, Inc. were as follows:

                  2006 - $28;                               2005 - $211

(c) Tax Fees. The fees paid for the years ended May 31, to KPMG LLP for tax compliance related services for RiverSource Income Series, Inc. were as follows:

                  2006 - $2,378;                            2005 - $2,550

(d) All Other Fees. The fees paid for the years ended May 31, to KPMG LLP for additional professional services rendered for RiverSource Income Series, Inc. were as follows:

                  2006 - $68;                               2005 - $461

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended May 31, by the registrant for non-audit services to KPMG LLP were as follows:

                  2006 - $55,946;                           2005 - $141,911

         The fees paid for the years ended May 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                  2006 - $53,500;                           2005 - $138,900

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 6/1/04 - 5/31/05
 2006 represents bills paid 6/1/05 - 5/31/06


Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  RiverSource Income Series, Inc.




By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          September 11, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          September 11, 2006


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 11, 2006